RESTRICTED CASH (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Line Items]
Restricted cash	$ 1,418	$ 1,947
Held as collateral for its corporate credit cards [Member]
Restricted Cash [Line Items]
Restricted cash	196	187
Held by wholly-owned subsidiaries for ongoing option agreements [Member]
Restricted Cash [Line Items]
Restricted cash	$ 1,222	$ 1,760